Consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Consolidated statement of comprehensive income
Profit for the period		£ 1,085	£ 1,224
Items that do not qualify for reclassification
Loss on remeasurement of retirement benefit schemes			(26)
Profit/(loss) on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk		95	(77)
Fair value through other comprehensive income (FVOCI)	[1]	3
Funding commitment to retirement benefit schemes	[2]	(2,000)
Tax		500	(8)
Total - Items that do not qualify for reclassification		(1,402)	(111)
Items that do qualify for reclassification
FVOCI financial assets	[2]	199	29
Cash flow hedges		(521)	(611)
Currency translation		18	103
Tax credit		97	161
Total - Items that do qualify for reclassification		(207)	(318)
Other comprehensive loss after tax		(1,609)	(429)
Total comprehensive (loss)/income for the year		(524)	795
Attributable to:
Non-controlling interests		(29)	49
Preference shareholders		74	85
Paid-in equity holders		139	171
Ordinary shareholders		(708)	490
Total comprehensive (loss)/income for the year		£ (524)	£ 795

[1]	Refer to Note 2 for further information on the impact of IFRS 9 on classification and basis of preparation, half year ended 30 June 2018 prepared under IFRS 9 and half year ended 30 June 2017 under IAS 39.
[2]	On 17 April 2018 RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc cannot continue to be a participant in the Main section and separate arrangements are required for its employees. Under the MoU NatWest Bank will make a contribution of £2 billion to strengthen funding of the Main section in recognition of the changes in covenant. The contribution will be made later in 2018.